Loans and advances to customers - Allowance loan losses and written off financial assets (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Financial assets	$ (1,407,320)	$ (1,361,558)
Contractual amount outstanding of financial assets written-off still subject to enforcement activities	17,327
Loans and advances - Customers
Financial assets
Financial assets	(728,335)	(676,636)
Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	21,970	21,516	$ 16,929
Written-off financial assets	(21,154)	(19,678)	$ (21,733)
Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	7,254
Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	5,466
Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	9,250
Written-off financial assets	(21,154)
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	(2,875)	(771)
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	5
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	5
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets	5
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	5
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	(699,671)	$ (666,772)
Written-off financial assets	21,154
Financial assets at amortized cost category | Loans and advances - Customers | Impairment losses
Financial assets
Financial assets	21,965
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Impairment losses
Financial assets
Financial assets	7,249
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Impairment losses
Financial assets
Financial assets	5,466
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Impairment losses
Financial assets
Financial assets	9,250
Financial assets at amortized cost category | Commercial, financial and industrial loans
Financial assets
Written-off financial assets	6,038
Financial assets at amortized cost category | Commercial, financial and industrial loans | Impairment losses
Financial assets
Financial assets	8,135
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,022
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,787
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Impairment losses
Financial assets
Financial assets	4,326
Financial assets at amortized cost category | Public sector loans | Impairment losses
Financial assets
Financial assets	8
Financial assets at amortized cost category | Public sector loans | Stage 1 | Impairment losses
Financial assets
Financial assets	8
Financial assets at amortized cost category | Securitized mortgage assets
Financial assets
Written-off financial assets	1,775
Financial assets at amortized cost category | Securitized mortgage assets | Impairment losses
Financial assets
Financial assets	3,316
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Impairment losses
Financial assets
Financial assets	623
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Impairment losses
Financial assets
Financial assets	660
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Impairment losses
Financial assets
Financial assets	2,033
Financial assets at amortized cost category | Installment loans to individuals
Financial assets
Written-off financial assets	13,341
Financial assets at amortized cost category | Installment loans to individuals | Impairment losses
Financial assets
Financial assets	10,506
Financial assets at amortized cost category | Installment loans to individuals | Stage 1 | Impairment losses
Financial assets
Financial assets	4,596
Financial assets at amortized cost category | Installment loans to individuals | Stage 2 | Impairment losses
Financial assets
Financial assets	3,019
Financial assets at amortized cost category | Installment loans to individuals | Stage 3 | Impairment losses
Financial assets
Financial assets	2,891
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans
Financial assets
Written-off financial assets	7,536
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Impairment losses
Financial assets
Financial assets	5,280
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,330
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,598
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Impairment losses
Financial assets
Financial assets	1,352
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans
Financial assets
Written-off financial assets	5,805
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Impairment losses
Financial assets
Financial assets	5,226
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Impairment losses
Financial assets
Financial assets	2,266
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Impairment losses
Financial assets
Financial assets	1,421
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Impairment losses
Financial assets
Financial assets	$ 1,539